Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JUNE 30, 2020

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED JUNE 30, 2020, OF

WESTERN ASSET SMASH SERIES EC FUND

Effective on or about August 11, 2020, the fund will be renamed Western Asset SMASh Series Core Plus Completion Fund. The fund’s investment objective, policies, and strategies are not changing in connection with this name change.

Western Asset SMASh Series EC Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JUNE 30, 2020

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION DATED JUNE 30, 2020, OF

WESTERN ASSET SMASH SERIES EC FUND

Effective on or about August 11, 2020, the fund will be renamed Western Asset SMASh Series Core Plus Completion Fund. The fund’s investment objective, policies, and strategies are not changing in connection with this name change.